Capitalized Commission Assets	12 Months Ended
Feb. 28, 2025
Capitalized Commission Assets [Abstract]
CAPITALIZED COMMISSION ASSETS

6. CAPITALIZED COMMISSION ASSETS

	As of February 28/29
Figures in Rand thousands	2025	2024

Cost	905,380	702,540
Accumulated amortization	(411,328)	(328,019)
	494,052	374,521

Reconciliation of the carrying value of capitalized sales commissions

Figures in Rand thousands	2025	2024

Beginning balance	374,521	287,054
Additions	223,448	163,716
Amortization	(100,223)	(83,155)
Translation adjustments	(3,694)	6,906
Ending balance	494,052	374,521

The Group capitalizes sales commission costs arising from activated subscription contracts.